ENTITY-WIDE DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2023
Entity Wide Disclosures [Abstract]
Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group's revenue from external customers is divided into the following geographical areas:

	Three months ended March 31,
	2023	2022
Revenue from external customers	$	$
Canada	52,436,969	21,026,874
United States	2,266,436	1,619,919
	54,703,405	22,646,793

Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	March 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	700,990	287,648	988,638
Property, plant and equipment	73,411,766	85,831,157	159,242,923
Right-of-use assets	33,408,714	48,531,506	81,940,220
Intangible assets	159,344,760	7,611,389	166,956,149
Contract asset	13,221,745	—	13,221,745
	280,087,975	142,261,700	422,349,675

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937